Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of deposits from customers [line items]
Deposits subject to bank recapitalization Bail-in	$ 24,000	$ 17,000
Deposits	461,309	366,796
Financial liabilities designated at fair value through profit or loss	100,339	105,131
Total deposits	1,213,708	1,018,962
Business and government [member]
Disclosure of deposits from customers [line items]
Total deposits	461,309	366,796
Loan commitments and financial guarantees [member]
Disclosure of deposits from customers [line items]
Financial liabilities designated at fair value through profit or loss	27	31
Covered Bondholders [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Deposits	41,000	40,000
TD Capital Trust IV [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Deposits	1,000	1,000
U.S. Dollar [member]
Disclosure of deposits from customers [line items]
Total deposits	714,000	580,000
Other Currency [member]
Disclosure of deposits from customers [line items]
Total deposits	$ 57,000	$ 52,000